Investments in Subsidiaries	12 Months Ended
Dec. 31, 2020
Parent Company [Member]
Investments in Subsidiaries [Line Items]
INVESTMENTS IN SUBSIDIARIES

2. INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries were included in the consolidated financial statements where the inter-company transactions and balances were eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s share of income from its subsidiaries were reported as equity in earnings of subsidiaries in the accompanying parent company financial statements.